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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ];                  Amendment Number: ___
     This Amendment (Check only one):             [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Findlay Park Partners LLP
Address: 52 Upper Brook Street, London, W1K 2BU, United Kingdom

Form 13F File Number:   28-11825

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Fitch

Title:   Director

Phone:   +44 207 468 4125


Signature, Place, and Date of Signing:

/s/ Susan Fitch                  London, England              May 10, 2007
--------------------             ---------------              ------------
Signature                        City, State                  Date

Report Type         (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     nil

Form 13F Information Table Entry Total:                102

Form 13F Information Table Value Total:                1,808,743
                                                       (thousands)

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

                            FINDLAY PARK PARTNERS LLP

                           Form 13F Information Table

                                                                           SHRS OR                                 VOTING AUTHORITY
                                       TITLE OF                  VALUE       PRN     SH/ PUT/ INVESTMENT  OTHER   -----------------
               NAME                     CLASS         CUSIP      X$1000     AMOUNT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED
----------------------------------  --------------  ---------  ---------  ---------- --- ---- ---------- -------- ---------- ------
Airgas Inc.                         COM             009363102     35,132     833,500 SH       SOLE                   833,500
Harsco Corp.                        COM             415864107     33,546     747,800 SH       SOLE                   747,800
Hexcel Corp.                        COM             428291108      2,100     105,800 SH       SOLE                   105,800
Jacobs Engineering Group Inc.       COM             469814107      9,064     194,300 SH       SOLE                   194,300
Martin Marietta Materials Inc.      COM             573284106     22,511     166,500 SH       SOLE                   166,500
Precision Castparts Corp.           COM             740189105     45,016     432,640 SH       SOLE                   432,640
Valmont Industries Inc.             COM             920253101     13,717     237,200 SH       SOLE                   237,200
Vulcan Materials Co.                COM             929160109     40,721     349,600 SH       SOLE                   349,600
Woodward Governor Co.               COM             980745103     26,396     641,150 SH       SOLE                   641,150
American Tower Corp.                CL A            029912201     45,572   1,170,000 SH       SOLE                 1,170,000
Amdocs Ltd.                         ORD             G02602103     18,058     495,000 SH       SOLE                   495,000
Anixter Intl Inc.                   COM             035290105     29,426     446,250 SH       SOLE                   446,250
Arrow Electronics Inc.              COM             042735100     23,839     631,500 SH       SOLE                   631,500
Carpenter Technology Corp.          COM             144285103     12,680     105,000 SH       SOLE                   105,000
Crown Castle International Corp.    COM             228227104     41,737   1,299,000 SH       SOLE                 1,299,000
Flir Systems Inc.                   COM             302445101     23,186     650,000 SH       SOLE                   650,000
General Cable Corp.                 COM             369300108      5,209      97,500 SH       SOLE                    97,500
Jack Henry & Associates Inc.        COM             426281101     15,825     658,000 SH       SOLE                   658,000
Millicom International Cellular
 S.A.                               SHS             L6388F110     33,906     432,700 SH       SOLE                   432,700
Safeguard Scientific                COM             786449108      4,321   1,459,800 SH       SOLE                 1,459,800
SBA Communications Corp.            COM             78388J106      7,092     240,000 SH       SOLE                   240,000
ViaSat Inc.                         COM             92552V100      7,273     220,600 SH       SOLE                   220,600
Wright Express                      COM             98233Q105        227       7,500 SH       SOLE                     7,500
Costco Wholesale Corp.              COM             22160K105     16,540     307,200 SH       SOLE                   307,200
Grupo Aeroportuario del Centro
 Norte                              SPON ADR        400501102      1,355      50,000 SH       SOLE                    50,000
Grupo Aeroportuario del Pacifico
 S.A. de C.V.                       SPON ADR B      400506101     14,362     334,000 SH       SOLE                   334,000
Live Nation Inc.                    COM             538034109      6,949     315,000 SH       SOLE                   315,000
Mohawk Industries Inc.              COM             608190104     11,146     135,850 SH       SOLE                   135,850
Palm Harbor Homes Inc.              COM             696639103     17,826   1,243,100 SH       SOLE                 1,243,100
Performance Food Group Co.          COM             713755106     16,207     525,000 SH       SOLE                   525,000
Royal Caribbean Cruises Ltd.        COM             V7780T103     15,671     371,700 SH       SOLE                   371,700
Simpson Manufacturing               COM             829073105      4,842     157,000 SH       SOLE                   157,000

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

                                                                           SHRS OR                                 VOTING AUTHORITY
                                       TITLE OF                  VALUE       PRN     SH/ PUT/ INVESTMENT  OTHER   -----------------
               NAME                     CLASS         CUSIP      X$1000     AMOUNT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED
----------------------------------  --------------  ---------  ---------  ---------- --- ---- ---------- -------- ---------- ------
Watson Wyatt Worldwide Inc.         CL A            942712100     29,774     612,000 SH       SOLE                   612,000
Whirlpool Corp.                     COM             963320106     10,932     128,750 SH       SOLE                   128,750
Agrium Inc.                         COM             008916108     16,593     431,900 SH       SOLE                   431,900
Andersons Inc.                      COM             034164103      4,329      97,500 SH       SOLE                    97,500
Cameco Corp                         COM             13321L108     18,321     447,500 SH       SOLE                   447,500
Joy Global Inc.                     COM             481165108     17,761     414,000 SH       SOLE                   414,000
Mosaic                              COM             61945A107     19,249     722,000 SH       SOLE                   722,000
Potash Corp of Saskatchewan         COM             73755L107     14,394      90,000 SH       SOLE                    90,000
CLARCOR Inc.                        COM             179895107     10,256     322,500 SH       SOLE                   322,500
Clean Harbors                       COM             184496107     18,608     411,500 SH       SOLE                   411,500
DeVry Inc.                          COM             251893103      6,208     211,500 SH       SOLE                   211,500
Franklin Electric Inc.              COM             353514102      7,463     160,500 SH       SOLE                   160,500
G&K Services Inc.                   CL A            361268105     10,112     278,732 SH       SOLE                   278,732
Insituform Technologies             CL A            457667103      2,183     105,000 SH       SOLE                   105,000
Laureate Education Inc.             COM             518613104     17,184     291,400 SH       SOLE                   291,400
Meredith Corp.                      COM             589433101     17,934     312,500 SH       SOLE                   312,500
Midas Inc.                          COM             595626102     11,001     510,000 SH       SOLE                   510,000
Republic Services Inc.              COM             760759100     26,499     952,500 SH       SOLE                   952,500
Sotheby's                           COM             835898107      9,563     215,000 SH       SOLE                   215,000
Weight Watchers                     COM             948626106      9,587     208,000 SH       SOLE                   208,000
Atwood Oceanics Inc.                COM             050095108     11,973     204,000 SH       SOLE                   204,000
Bois D' Arc Energy Inc.             COM             09738U103      4,832     365,200 SH       SOLE                   365,200
Comstock Resources Inc.             COM             205768203      5,202     190,000 SH       SOLE                   190,000
Dresser-Rand Group Inc.             COM             261608103     15,992     525,000 SH       SOLE                   525,000
Foster Wheeler                      SHS             G36535139      6,073     104,000 SH       SOLE                   104,000
Helmerich & Payne Inc.              COM             423452101     28,686     945,500 SH       SOLE                   945,500
SEACOR Holdings Inc.                COM             811904101     24,541     249,400 SH       SOLE                   249,400
Universal Compression Holdings
 Inc.                               COM             913431102     17,055     252,000 SH       SOLE                   252,000
City National Corp.                 COM             178566105     11,040     150,000 SH       SOLE                   150,000
SVB Financial Group                 COM             78486Q101     55,808   1,148,550 SH       SOLE                 1,148,550
Wilmington Trust Corp.              COM             971807102      8,434     200,000 SH       SOLE                   200,000
Alleghany Corp.                     COM             017175100     16,451      44,034 SH       SOLE                    44,034
American Equity Investment Life
 Holding Co.                        COM             025676206      5,423     413,000 SH       SOLE                   413,000
HCC Insurance Holdings Inc.         COM             404132102     25,622     831,875 SH       SOLE                   831,875
Infinity Property & Casualty Corp.  COM             45665Q103     21,696     463,000 SH       SOLE                   463,000
Markel Corp.                        COM             570535104     14,836      30,600 SH       SOLE                    30,600
Reinsurance Group of America Inc.   COM             759351109     16,248     281,500 SH       SOLE                   281,500
E*TRADE Financial Corp.             COM             269246104     19,374     913,000 SH       SOLE                   913,000

                                                                           SHRS OR                                 VOTING AUTHORITY
                                       TITLE OF                  VALUE       PRN     SH/ PUT/ INVESTMENT  OTHER   -----------------
               NAME                     CLASS         CUSIP      X$1000     AMOUNT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED
----------------------------------  --------------  ---------  ---------  ---------- --- ---- ---------- -------- ---------- ------
Global Payments                     COM             37940X102      7,084     208,000 SH       SOLE                   208,000
GATX                                COM             361448103     30,114     630,000 SH       SOLE                   630,000
Lazard Ltd.                         SHS A           G54050102      8,947     178,300 SH       SOLE                   178,300
Moody's Corp.                       COM             615369105      2,793      45,000 SH       SOLE                    45,000
Nuveen Investments Inc              CL A            67090F106      9,791     207,000 SH       SOLE                   207,000
T. Rowe Price Group Inc.            COM             74144T108     11,798     250,000 SH       SOLE                   250,000
SEI Investments Co.                 COM             784117103     19,725     327,500 SH       SOLE                   327,500
Thomas Weisel Partners Group Inc.   COM             884481102     12,463     655,250 SH       SOLE                   655,250
Brookfield Properties Corp.         COM             112900105      2,569      63,750 SH       SOLE                    63,750
CB Richard Ellis Group Inc.         CL A            12497T101     29,696     868,800 SH       SOLE                   868,800
Cousins Properties Inc.             COM             222795106      8,859     269,600 SH       SOLE                   269,600
Forest City Enterprises Inc.        CL A            345550107     34,910     527,500 SH       SOLE                   527,500
St. Joe Co.                         COM             790148100      2,228      42,600 SH       SOLE                    42,600
Brookfield Asset Management Inc.    CL A LTD VT SH  112585104     32,529     622,450 SH       SOLE                   622,450
Florida East Coast Industries Inc.  COM             340632108     33,119     528,300 SH       SOLE                   528,300
Leucadia National Corp.             COM             527288104     34,351   1,167,600 SH       SOLE                 1,167,600
Liberty Media Holding Corp.
 Capital                            INT COM SER A   53071M104     17,506     158,300 SH       SOLE                   158,300
Covanta Holding Corp.               COM             22282E102     46,267   2,086,000 SH       SOLE                 2,086,000
Sempra Energy                       COM             816851109     16,320     267,500 SH       SOLE                   267,500
Assisted Living Concpt New N        CL A            04544X102      8,718     738,800 SH       SOLE                   738,800
Community Health Systems Inc.       COM             203668108     12,743     361,500 SH       SOLE                   361,500
Dentsply International Inc.         COM             249030107     13,779     420,740 SH       SOLE                   420,740
IMS Health Inc.                     COM             449934108     36,149   1,218,795 SH       SOLE                 1,218,795
KV Pharmaceutical                   CL A            482740206     14,143     571,900 SH       SOLE                   571,900
Laboratory Corp. of America
 Holdings                           COM             50540R409     12,274     169,000 SH       SOLE                   169,000
Mettler Toledo International Inc.   COM             592688105     37,740     421,350 SH       SOLE                   421,350
Sigma Aldrich Corp.                 COM             826552101     13,079     315,000 SH       SOLE                   315,000
Sunrise Senior Living Inc.          COM             86768K106     10,670     270,000 SH       SOLE                   270,000
Canadian Pacific Railway Ltd.       COM             13645T100     41,886     742,000 SH       SOLE                   742,000
Kansas City Southern                COM             485170302     17,804     500,400 SH       SOLE                   500,400
Kirby Corp.                         COM             497266106     22,989     657,216 SH       SOLE                   657,216
Unibanco-Uniao de Bancos
 Brasileiros                        GDR REP PFD UT  90458E107     17,011     194,500 SH       SOLE                   194,500

                                                               1,808,743  44,978,282                              44,978,282

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